LONG TERM INCENTIVE PLANS ("LTIP") - Continuity of Cash-settled LTIP (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash-settled RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning shares	4,229	0
Granted	3,163	4,559
Forfeited	(3,148)	(330)
Exercised	(1,341)	0
Ending shares	2,903	4,229
Phantom DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning shares	1,346	397
Granted	492	1,024
Forfeited	0	0
Exercised	(462)	(75)
Ending shares	1,376	1,346